PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                              STRONG INCOME FUNDS

                                 ADVISOR CLASS


                                STRONG BOND FUND

                           STRONG CORPORATE BOND FUND

                       STRONG GOVERNMENT SECURITIES FUND

                          STRONG HIGH-YIELD BOND FUND

                          STRONG SHORT-TERM BOND FUND

                     STRONG SHORT-TERM HIGH YIELD BOND FUND


              Supplement to the Prospectus dated February 29, 2000



STRONG CORPORATE BOND FUND

Effective June 30, 2000, Messrs. John T. Bender and Jeffrey A. Koch are the

co-managers of the Corporate Bond Fund.


STRONG BOND FUND

STRONG CORPORATE BOND FUND

STRONG GOVERNMENT SECURITIES FUND

STRONG HIGH-YIELD BOND FUND

STRONG SHORT-TERM BOND FUND

STRONG SHORT-TERM HIGH YIELD BOND FUND

Effective May 19, 2000, the Funds no longer intend to charge a front-end sales load.  Any information describing the front-end sales load in the prospectus is deleted.






              The date of this Prospectus Supplement is July 24, 2000.

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